Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents	Cash and cash equivalents are analysed as follows:

	31/12/19	31/12/18
Cash on hand	188	439
Bank accounts	39,611	61,692

Total	39,799	62,131

Summary of Cash and Cash Equivalents by Geographic Area
Furthermore, the following tables show the Group’s cash and cash equivalents broken-down by region.

	31/12/19	31/12/18
Europe	21,168	40,479
China	16,572	18,290
North America	1,317	2,857
South America	575	318
Other	167	187

Total	39,799	62,131

Summary of Reconciliation Between Amount of Cash and Cash Equivalents
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following:

	31/12/19	31/12/18	31/12/17
Cash and cash equivalents in the statement of financial position	39,799	62,131	55,035
Bank overdrafts repayable on demand	(1,974)	(1,762)	—

Cash and cash equivalents in the statement of cash flows	37,825	60,369	55,035